1. Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
NATURE OF OPERATIONS

NATURE OF OPERATIONS —

On September 10, 2013, Mobiquity Technologies, Inc. changed its name from Ace Marketing & Promotions, Inc. (the "Company" or "Mobiquity"). We operate through two wholly-owned U.S. subsidiaries, namely, Mobiquity Networks, Inc. and Ace Marketing & Promotions, Inc. Mobiquity Networks owns 100% of Mobiquity Wireless S.L.U, a company incorporated in Spain. This corporation has an office in Spain to support our U.S. operations.

We operate a national location-based mobile advertising network that has developed a consumer-focused proximity network which we believe is unlike any other in the United States. Our integrated suite of proprietary location based mobile advertising technologies allows clients to execute more personalized and contextually relevant experiences, driving brand awareness and incremental revenue.

Leveraging our agreement with Simon Property Group, Inc. (which we refer to herein as Simon or Simon Property), the largest mall operator in the U.S. in terms of number of properties, we have installed our location-based mobile advertising solutions in the common areas of approximately 240 Simon retail destinations across the U.S. to create "smart malls" using Bluetooth-enabled iBeacon compatible technology. In April 2015, we entered into an agreement with Macerich Partnership, L.P. (which we refer to herein as Macerich) to expand our mall footprint into approximately 55 Macerich malls by June 1, 2015. We plan to expand our mall footprint into the common areas of other malls and outside of malls with additional synergistic venues that will allow for cross marketing opportunities, including venues such as stadiums, arenas, additional college campuses, airports and retail chains. For example, we have entered into an agreement with the New York State University at Stony Brook to deploy a mobile advertising network in their new arena. This type of installation will enable fan engagement, cross-marketing opportunities, sponsorship activation and create interactive event experiences. This is our first installation in the university market.

Ace Marketing is our legacy marketing and promotions business which provides integrated marketing services to our commercial customers. While Ace Marketing currently represents substantially all of our revenue, we anticipate that activity from Ace Marketing will represent a diminishing portion of corporate revenue as our attention is now principally focused on developing and executing on opportunities in our Mobiquity Networks business.

Our Agreements with Mall Property Owners/Managers and IBM

Simon Properties

We entered into an initial agreement with Simon Property in April 2011. This agreement was amended in September 2013 and July 2014 to, among other things, expand the number of Simon mall properties covered by the agreement. Pursuant to our agreement with Simon, we have the right, on an exclusive basis, to install Bluetooth proximity marketing equipment to send information across the air space of the common areas of our Simon mall network, which includes approximately 240 malls across the United States. Under a master agreement and related agreements between us and Simon covering approximately 240 Simon malls, Simon is entitled to receive fees from us equal to a minimum fee plus the greater of a pre-set, per mall fee or a percentage of revenues derived from within the Simon mall network as well as certain commission fees based on revenues generated through Simon's sales efforts. We believe that the revenue share in which Simon participates will exceed the minimum annual mall fees if we generate revenues within the Simon network of approximately $14 million or more in a calendar year. Our agreement with Simon requires us to maintain letters of credit for each calendar year under the agreement represented by the minimum amount of fees due for such calendar year as well as certain levels of insurance. The agreement also provides for Simon to adjust the number of malls subject to the agreement from time to time based upon changes in its beneficial ownership interest in the malls. Our agreement with Simon expires on December 31, 2017. Our agreement with Simon is subject to earlier termination by either us or Simon following a notice and cure period in the event of a material breach of the agreement.

Macerich

In April 2015, we entered into a license agreement with Macerich. Pursuant to our agreement with Macerich, we have the right to install Mobi-Beacons to send information across the air space of the common areas of our Macerich mall network, which will, when fully installed we estimate to include approximately 55 malls, across the United States. Our right to install our Mobi-Beacons to market and sell third party paid advertising in the interior common areas of these malls shall be exclusive. Under a Macerich license agreement between us and Macerich currently covering 55 malls, Macerich is entitled to receive fees from us equal to a minimum fee plus the greater of a pre-set per mall fee or a percentage of revenues derived from within the Macerich mall network as well as certain commission fees based on revenues generated through Macerich's sales efforts. We believe that the revenue share in which Macerich participates will exceed the minimum annual mall fees if we generate revenues with the Macerich network of approximately $3 million or more in a calendar year. The agreement also provides for Macerich to adjust the number of malls subject to the agreement from time-to-time based upon changes in its beneficial ownership in the malls. Our agreement with Macerich has a term of three years but is subject to earlier termination (i) with cause following a notice and cure period in the event of material breach of the agreement or (ii) without cause by Macerich after one year on 90 days' prior written notice to us. In the event of termination of the agreement without cause, Macerich will reimburse us for certain out-of-pocket expenses.

IBM

In April 2015, we entered into a Joint Initiative Agreement with IBM and enrolled as an IBM Business Partner through IBM's PartnerWorld program. We are teaming with IBM to deliver jointly developed solutions for mall-based tenants, including retail clients. These solutions leverage the Mobiquity Networks beacon platform deployed exclusively in the common areas of our mall footprint across the United States, as well as our SDK which can be embedded within mall clients' mobile apps, to deliver relevant content in real time to shoppers' smart phones as they visit these malls. IBM has agreed to work with these clients to provide the analytics solutions needed to deliver personalized, one-on-one content to shoppers through our platform, and to help clients obtain insights from shopper transactions to drive improved customer experience and business performance. IBM services will also provide the integration capabilities needed to combine the Mobiquity Network platform in the mall common areas with the in-store server and network infrastructure, to optimize delivery of context-relevant content for the shopper. Together, our Joint initiative Agreement with IBM can help their mall clients provide enhanced omni-channel marketing solutions and optimize business results. The agreement has an initial terms of two years and may be extended by agreement of the parties.

NATURE OF OPERATIONS –

On September 10, 2013, Mobiquity Technologies, Inc. changed its name from Ace Marketing & Promotions, Inc. (the “Company” or “Mobiquity”). We operate through two wholly-owned U.S. subsidiaries, namely, Mobiquity Networks, Inc. and Ace Marketing & Promotions, Inc. Mobiquity Networks owns 100% of Mobiquity Wireless S.L.U, a company incorporated in Spain. This corporation has an office in Spain to support our U.S. operations.

We operate a national location-based mobile advertising network that has developed a consumer-focused proximity network which we believe is unlike any other in the United States. Our integrated suite of proprietary location based mobile advertising technologies allows clients to execute more personalized and contextually relevant experiences, driving brand awareness and incremental revenue.

We have installed our location-based mobile advertising solutions in approximately 240 Simon Mall locations as of March 16, 2015 to create “smart malls” using Bluetooth-enabled iBeacon compatible technology. We plan to expand our mall footprint in other malls and outside the malls with additional synergistic venues that will allow for cross marketing opportunities in such venues as stadiums, arenas, additional college campuses, airports and retail chains. For example, we have entered into an agreement with the New York State University at Stony Brook to deploy a mobile advertising network in their new arena. This type of installation will enable fan engagement, cross-marketing opportunities, sponsorship activation and create interactive event experiences. This is our first installation in the university market.

Ace Marketing is our legacy marketing and promotions business which provides integrated marketing services to our commercial customers. While Ace Marketing currently represents substantially all of our revenue, we anticipate that activity from Ace Marketing will represent a diminishing portion of corporate revenue as our attention is now principally focused on developing and executing on opportunities in our Mobiquity Networks business.

Agreement with Simon Property Group, L.P.

Our agreement with Simon Property Group provides exclusive Bluetooth advertising rights in the common areas of each of the approximately 240 shopping malls in the US. Our hardware solutions mesh together to create our network, which according to Simon Property Group, provides advertisers the opportunity to reach approximately 2.6 billion annual mall visitors with mobile content and offers when they are most receptive to spending, while located in the mall. The 2014 annual report for the International Council of Shopping Centers (ICSC) indicates that shoppers spent on average over $97 per shopping mall visit in 2013, which represents over $250 billion of annual spending. Our network provides advertisers the ability to influence a percentage of these shoppers who carry a smartphones.

GOING CONCERN

GOING CONCERN -

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company's continued existence is dependent upon the Company's ability to obtain additional debt and/or equity financing to advance its new technology revenue stream. The Company has incurred losses for the years ending December 31, 2014 and 2013 of $10,506,099 and $6,088,733, respectively. As of December 31, 2014, the Company has an accumulated deficit of $30,011,866. The Company has had negative cash flows from operating activities of $5,878,741 and $3,693,898 for the years ending December 31, 2014 and 2013, respectively. These factors raise substantial doubt about the ability of the Company to continue as a going concern.

Management has plans to address the Company’s financial situation as follows:

In the near term, management plans to continue to focus on raising the funds necessary to implement the Company’s business plan related to the Bluetooth-enabled iBeacon compatible technology. Management will continue to seek out debt financing to obtain the capital required to meet the Company’s financial obligations. There is no assurance, however, that lenders and investors will continue to advance capital to the Company or that the new business operations will be profitable. The possibility of failure in obtaining additional funding and the potential inability to achieve profitability raises doubts about the Company’s ability to continue as a going concern.

In the long term, management believes that the Company’s projects and initiatives will be successful and will provide cash flow to the Company that will be used to finance the Company’s future growth. However, there can be no assurances that the Company’s efforts to raise equity and debt at acceptable terms or that the planned activities will be successful, or that the Company will ultimately attain profitability. The Company’s long-term viability depends on its ability to obtain adequate sources of debt or equity funding to meet current commitments and fund the continuation of its business operations, and the ability of the Company to achieve adequate profitability and cash flows from operations to sustain its operations.

PRINCIPLES OF CONSOLIDATION

PRINCIPLES OF CONSOLIDATION - The accompanying consolidated financial statements include the accounts of Mobiquity Technologies, Inc., formerly known as Ace Marketing & Promotions, Inc., and its wholly owned subsidiaries, Mobiquity Networks, Inc., Ace Marketing, Inc., (which has had its name changed to Ace Marketing & Promotions, Inc. and Mobiquity Wireless S.L.U.). All intercompany accounts and transactions have been eliminated in consolidation.

The Condensed Consolidated Balance Sheets as of June 30, 2015 and December 31, 2014, the Condensed Consolidated Statements of Operations for the three months and six months ended June 30, 2015 and 2014 and the Condensed Consolidated Statements of Cash Flows for the six months ended June 30, 2015 and 2014 have been prepared by us without audit, and in accordance with the requirements of Form 10-Q and, therefore, they do not include all information and footnotes necessary for a fair presentation of financial position, results of operations, and cash flows in conformity with accounting principles generally accepted in the United States of America. In our opinion, the accompanying unaudited condensed consolidated financial statements contain all adjustments necessary to present fairly in all material respects our financial position as of June 30, 2015, results of operations for the three months and six months ended June 30, 2015 and 2014 and cash flows for the six months ended June 30, 2015 and 2014. All such adjustments are of a normal recurring nature. The results of operations and cash flows for the three months ended June 30, 2015 are not necessarily indicative of the results to be expected for the full year. We have evaluated subsequent events through the filing of this Form 10-Q with the SEC, and determined there have not been any events that have occurred that would require adjustments to our unaudited Condensed Financial Statements.

The information contained in this report on Form 10-Q should he read in conjunction with our Form 10-K for our fiscal year ended December 31, 2014.

ESTIMATES

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FAIR VALUE OF FINANCIAL INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS - Effective January 1, 2008, the Company adopted FASB ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, and establishes a framework for measuring fair value and expands disclosure about such fair value measurements. The adoption of ASC 820 did not have an impact on the Company's financial position or operating results, but did expand certain disclosures.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1: Observable inputs such as quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs for which there is little or no market data, which require the use of the reporting entity's own assumptions.

Cash and cash equivalents include money market securities that are considered to be highly liquid and easily tradable as of June 30, 2015 and December 31, 2014. These securities are valued using inputs observable in active markets for identical securities and are therefore classified as Level 1 within our fair value hierarchy.

The carrying amounts of financial instruments, including accounts receivable, accounts payable and accrued liabilities, and promissory note, approximated fair value as of June 30, 2015 and December 31, 2014, because of the relatively short-term maturity of these instruments and their market interest rates. No instruments are carried at fair value.

FAIR VALUE OF FINANCIAL INSTRUMENTS - Effective January 1, 2008, the Company adopted FASB ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, and establishes a framework for measuring fair value and expands disclosure about such fair value measurements. The adoption of ASC 820 did not have an impact on the Company’s financial position or operating results, but did expand certain disclosures.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

Cash and cash equivalents include money market securities that are considered to be highly liquid and easily tradable as of December 31, 2014 and 2013. These securities are valued using inputs observable in active markets for identical securities and are therefore classified as Level 1 within our fair value hierarchy.

The carrying amounts of financial instruments, including accounts receivable, accounts payable and accrued liabilities, and promissory note, approximated fair value as of December 31, 2014 and 2013, because of the relatively short-term maturity of these instruments and their market interest rates. No instruments are carried at fair value.

RECLASSIFICATIONS

RECLASSIFICATIONS - Certain amounts in the prior period financial statements have been reclassified to conform to the current period presentation. These reclassifications had no effect on reported losses.

RECLASSIFICATIONS - Certain amounts in the prior period financial statements have been reclassified to conform to the current period presentation. These reclassifications had no effect on reported losses.

CASH AND CASH EQUIVALENTS

CASH AND CASH EQUIVALENTS - The Company considers all highly liquid debt instruments with a maturity of three months or less, as well as bank money market accounts, to be cash equivalents. As of June 30, 2015 and December 31, 2014, the balances were $1,446,061 and $1,654,171, respectively.

CASH AND CASH EQUIVALENTS - The Company considers all highly liquid debt instruments with a maturity of three months or less, as well as bank money market accounts, to be cash equivalents. As of December 31, 2014 and 2013, the balances are $1,654,171 and $1,740,989, respectively.

CONCENTRATION OF CREDIT RISK

CONCENTRATION OF CREDIT RISK - Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of trade receivables and cash and cash equivalents.

Concentration of credit risk with respect to trade receivables is generally diversified due to the large number of entities comprising the Company's customer base and their dispersion across geographic areas principally within the United States. The Company routinely addresses the financial strength of its customers and, as a consequence, believes that its receivable credit risk exposure is limited.

The Company places its temporary cash investments with high credit quality financial institutions. At times, the Company maintains bank account balances, which exceed FDIC limits. As June 30, 2015 and December 31, 2014, the Company exceeded FDIC limits by $1,013,509 and $1,292,227, respectively.

CONCENTRATION OF CREDIT RISK - Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of trade receivables and cash and cash equivalents.

Concentration of credit risk with respect to trade receivables is generally diversified due to the large number of entities comprising the Company’s customer base and their dispersion across geographic areas principally within the United States. The Company routinely addresses the financial strength of its customers and, as a consequence, believes that its receivable credit risk exposure is limited.

The Company places its temporary cash investments with high credit quality financial institutions. At times, the Company maintains bank account balances, which exceed FDIC limits. As of December 31, 2014 and 2013, the Company exceeded FDIC limits by $1,004,897 and $1,150,465, respectively.

REVENUE RECOGNITION

REVENUE RECOGNITION — The Company recognizes revenue, for all revenue streams, when it is realized or realizable and estimable in accordance with ASC 605, "Revenue Recognition". The Company will recognize revenue only when all of the following criteria have been met:

•	Persuasive evidence for an agreement exists;

•	Service has been provided;

•	The fee is fixed or determinable; and,

•	Collection is reasonably assured.

ACE MARKETING — Ace Marketing's revenue is recognized when title and risk of loss transfers to the customer and the earnings process is complete. In general, title passes to our customers upon the customer's receipt of the merchandise. Revenue is recognized on a gross basis since Ace Marketing has the risks and rewards of ownership, latitude in selection of vendors and pricing, and bears all credit risk. Advance payments made by customers are included in customer deposits. Ace Marketing records all shipping and handling fees billed to customers as revenues and related costs as cost of goods sold, when incurred. Additional source of revenue, derived from emails/texts directly to consumers are recognized under contractual arrangements. Revenue from this advertising method is recognized at the time of service provided.

MOBIQUITY NETWORKS - Mobiquity Networks. Mobiquity has three avenues of income with our beacon platform, Bluetooth Push and Wi-Fi. Revenue is realized with the signing of the advertising contract. The customer signs a contract directly with us for an advertising campaign with mutually agreed upon term and is billed on the start date of the advertising campaign, which are normally in short duration periods. Revenue is recognized the same way for the three mobile solutions. The first option to earn revenue with the beacon platform is for customers to contract for advertising campaigns, on our platform, either directly through their own app or through various third party apps. The second option to earn revenue is through a revenue share with advertising exchanges and networks that deliver advertising campaigns to their customers based on our real-time location signal data. The third option would be through selling our historical data to data management platform companies.

REVENUE RECOGNITION – The Company recognizes revenue, for all revenue streams, when it is realized or realizable and estimable in accordance with ASC 605, “Revenue Recognition”. The Company will recognize revenue only when all of the following criteria have been met:

•	Persuasive evidence for an agreement exists;
•	Service has been provided;
•	The fee is fixed or determinable; and,
•	Collection is reasonably assured.

ACE MARKETING – Ace Marketing’s revenue is recognized when title and risk of loss transfers to the customer and the earnings process is complete. In general, title passes to our customers upon the customer's receipt of the merchandise. Revenue is recognized on a gross basis since Ace Marketing has the risks and rewards of ownership, latitude in selection of vendors and pricing, and bears all credit risk. Advance payments made by customers are included in customer deposits. Ace Marketing records all shipping and handling fees billed to customers as revenues and related costs as cost of goods sold, when incurred. Additional source of revenue, derived from emails/texts directly to consumers are recognized under contractual arrangements. Revenue from this advertising method is recognized at the time of service provided.

MOBIQUITY NETWORKS – Mobiquity Networks. Mobiquity has three avenues of income with our beacon platform, Bluetooth Push and Wi-Fi. Revenue is realized with the signing of the advertising contract. The customer signs a contract directly with us for an advertising campaign with mutually agreed upon term and is billed on the start date of the advertising campaign, which are normally in short duration periods. Revenue is recognized the same way for the three mobile solutions. The first option to earn revenue with the beacon platform is for customers to contract for advertising campaigns, on our platform, either directly through their own app or through various third party apps. The second option to earn revenue is through a revenue share with advertising exchanges and networks that deliver advertising campaigns to their customers based on our real-time location signal data. The third option would be through selling our historical data to data management platform companies.

ALLOWANCE FOR DOUBTFUL ACCOUNTS

ALLOWANCE FOR DOUBTFUL ACCOUNTS - Management must make estimates of the collectability of accounts receivable. Management specifically analyzes accounts receivable and analyzes historical bad debts, customer concentrations, customer credit-worthiness, current economic trends and changes in customer payment terms when evaluating the adequacy of the allowance for doubtful accounts. As of June 30, 2015 and December 31, 2014, allowance for doubtful accounts were $40,000 and $40,000, respectively.

ALLOWANCE FOR DOUBTFUL ACCOUNTS - Management must make estimates of the collectability of accounts receivable. Management specifically analyzes accounts receivable and analyzes historical bad debts, customer concentrations, customer credit-worthiness, current economic trends and changes in customer payment terms when evaluating the adequacy of the allowance for doubtful accounts. As of December 31, 2014 and 2013, allowance for doubtful accounts were $40,000 and $30,000, respectively.

INVENTORY

INVENTORY - Inventory is recorded at cost (First In, First Out) and is comprised of finished goods. The Company maintains an inventory on hand for its largest customer's frequent order items. All items held are branded for the customer, therefore are not available for public distribution. The Company has an agreement with this customer, for cost recovery, if vendor relationship is terminated. There have been minimal reserves placed on inventory, based on this arrangement. As of June 30, 2015 and December 31, 2014, the Company has reserved against $31,676 and $31,676, respectively.

INVENTORY – Inventory is recorded at cost (First In, First Out) and is comprised of finished goods. The Company maintains an inventory on hand for its largest customer’s frequent order items. All items held are branded for the customer, therefore are not available for public distribution. The Company has an agreement with this customer, for cost recovery, if vendor relationship is terminated. There have been minimal reserves placed on inventory, based on this arrangement. As of December 31, 2014, the Company has reserved against $31,076.

PROPERTY AND EQUIPMENT

PROPERTY AND EQUIPMENT - Property and equipment are stated at cost. Depreciation is expensed using the straight-line method over the estimated useful lives of the related assets of three to five years. Leasehold improvements are being amortized using the straight-line method over sixty months of the estimated useful lives of the related assets or the remaining term of the lease. The costs of additions and improvements, which substantially extend the useful life of a particular asset, are capitalized. Repair and maintenance costs are charged to expense. When assets are sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the account and the gain or loss on disposition is reflected in operating income.

PROPERTY AND EQUIPMENT - Property and equipment are stated at cost. Depreciation is expensed using the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are being amortized using the straight-line method over the estimated useful lives of the related assets or the remaining term of the lease. The costs of additions and improvements, which substantially extend the useful life of a particular asset, are capitalized. Repair and maintenance costs are charged to expense. When assets are sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the account and the gain or loss on disposition is reflected in operating income.

LONG LIVED ASSETS

LONG LIVED ASSETS - Long-lived assets such as property, equipment and identifiable intangibles are reviewed for impairment whenever facts and circumstances indicate that the carrying value may not be recoverable. When required impairment losses on assets to be held and used are recognized based on the fair value of the asset. The fair value is determined based on estimates of future cash flows, market value of similar assets, if available, or independent appraisals, if required. If the carrying amount of the long-lived asset is not recoverable from its undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount and fair value of the asset. When fair values are not available, the Company estimates fair value using the expected future cash flows discounted at a rate commensurate with the risk associated with the recovery of the assets. We did not recognize any impairment losses for any periods presented.

LONG LIVED ASSETS - Long-lived assets such as property, equipment and identifiable intangibles are reviewed for impairment whenever facts and circumstances indicate that the carrying value may not be recoverable. When required impairment losses on assets to be held and used are recognized based on the fair value of the asset. The fair value is determined based on estimates of future cash flows, market value of similar assets, if available, or independent appraisals, if required. If the carrying amount of the long-lived asset is not recoverable from its undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount and fair value of the asset.  When fair values are not available, the Company estimates fair value using the expected future cash flows discounted at a rate commensurate with the risk associated with the recovery of the assets.  We did not recognize any impairment losses for any periods presented.

WEBSITE TECHNOLOGY

WEBSITE TECHNOLOGY - Website technology developed during the prior years were capitalized for the period of development and testing. Expenditures during the planning stage and after implementation have been expensed in accordance with ASC 985.

WEBSITE TECHNOLOGY - Website technology developed during the prior years were capitalized for the period of development and testing. Expenditures during the planning stage and after implementation have been expensed in accordance with ASC985.

ADVERTISING COSTS

ADVERTISING COSTS - Advertising costs are expensed as incurred. For the quarters ended June 30, 2015 and June 30, 2014, there were advertising costs of $5,295 and $0, respectively. For the six months ended June 30, 2015 and June 30, 2014, there were advertising costs of $5,495 and $288, respectively.

ADVERTISING COSTS - Advertising costs are expensed as incurred. For the years ended December 31, 2014 and 2013 there were advertising costs of $288 and $3,840, respectively.
ACCOUNTING FOR STOCK BASED COMPENSATION.

ACCOUNTING FOR STOCK BASED COMPENSATION. Stock based compensation cost is measured at the grant date fair value of the award and is recognized as expense over the requisite service period. The Company uses the Black-Sholes option-pricing model to determine fair value of the awards, which involves certain subjective assumptions. These assumptions include estimating the length of time employees will retain their vested stock options before exercising them ("expected term"), the estimated volatility of the Company's common stock price over the expected term ("volatility") and the number of options for which vesting requirements will not be completed ("forfeitures"). Changes in the subjective assumptions can materially affect estimates of fair value stock-based compensation, and the related amount recognized on the consolidated statements of operations. Refer to Note 8 "Stock Option Plans" in the Notes to Consolidated Financial Statements in this report for a more detailed discussion.

ACCOUNTING FOR STOCK BASED COMPENSATION. Stock based compensation cost is measured at the grant date fair value of the award and is recognized as expense over the requisite service period. The Company uses the Black-Sholes option-pricing model to determine fair value of the awards, which involves certain subjective assumptions. These assumptions include estimating the length of time employees will retain their vested stock options before exercising them (“expected term”), the estimated volatility of the Company’s common stock price over the expected term (“volatility”) and the number of options for which vesting requirements will not be completed (“forfeitures”). Changes in the subjective assumptions can materially affect estimates of fair value stock-based compensation, and the related amount recognized on the consolidated statements of operations.  Refer to Note 8 “Stock Option Plans” in the Notes to Consolidated Financial Statements in this report for a more detailed discussion.

BENEFICIAL CONVERSIONS

BENEFICIAL CONVERSIONS - Debt instruments that contain a beneficial conversion feature are recorded as deemed interest to the holders of the convertible debt instruments. The beneficial conversion is calculated as the difference between the fair values of the underlying common stock less the proceeds that have been received for the debt instrument limited to the value received.

BENEFICIAL CONVERSIONS - Debt instruments that contain a beneficial conversion feature are recorded as deemed interest to the holders of the convertible debt instruments. The beneficial conversion is calculated as the difference between the fair values of the underlying common stock less the proceeds that have been received for the debt instrument limited to the value received.

FOREIGN CURRENCY TRANSLATIONS

FOREIGN CURRENCY TRANSLATIONS - The Company's functional and reporting currency is the U.S. dollar. We own a subsidiary in Europe. Our subsidiary's functional currency is the EURO. All transactions initiated in EUROs are translated into U.S. dollars in accordance with ASC 830-30, the average exchange rate of 1.1094% and period end exchange rate of 1.300% were used for the second quarter of 2015 "Translation of Financial Statements," as follows:

(i)	Monetary assets and liabilities at the rate of exchange in effect at the balance sheet date.
(ii)	Fixed assets and equity transactions at historical rates.
(iii)	Revenue and expense items at the average rate of exchange prevailing during the period.

Adjustments arising from such translations are deferred until realization and are included as a separate component of stockholders' equity as a component of comprehensive income or loss. Therefore, translation adjustments are not included in determining net income (loss) but reported as other comprehensive income.

No significant realized exchange gains or losses were recorded since March 7, 2013 (date of acquisition of subsidiary) to June 30, 2015.

FOREIGN CURRENCY TRANSLATIONS - The Company’s functional and reporting currency is the U.S. dollar. We own a subsidiary in Europe. Our subsidiary’s functional currency is the EURO. All transactions initiated in EUROs are translated into U.S. dollars in accordance with ASC 830-30, “Translation of Financial Statements,” as follows:

(i)	Monetary assets and liabilities at the rate of exchange in effect at the balance sheet date.
(ii)	Fixed assets and equity transactions at historical rates.
(iii)	Revenue and expense items at the average rate of exchange prevailing during the period.

Adjustments arising from such translations are deferred until realization and are included as a separate component of stockholders’ equity as a component of comprehensive income or loss. Therefore, translation adjustments are not included in determining net income (loss) but reported as other comprehensive income.

No significant realized exchange gains or losses were recorded since March 7, 2013 (date of acquisition of subsidiary) to December 31, 2014.

INCOME TAXES

INCOME TAXES - Deferred income taxes are recognized for temporary differences between financial statement and income tax basis of assets and liabilities for which income tax or tax benefits are expected to be realized in future years. A valuation allowance is established to reduce deferred tax assets, if it is more likely than not, that all or some portion of such deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

INCOME TAXES - Deferred income taxes are recognized for temporary differences between financial statement and income tax basis of assets and liabilities for which income tax or tax benefits are expected to be realized in future years. A valuation allowance is established to reduce deferred tax assets, if it is more likely than not, that all or some portion of such deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

NET LOSS PER SHARE

NET LOSS PER SHARE - Basic net loss per share is computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the impact of common shares issuable upon exercise of stock options. The number of common shares potentially issuable upon the exercise of certain options and warrants that were excluded from the diluted loss per common share calculation was approximately 882,576 and 26,185,000 because they are anti-dilutive, as a result of a net loss for the years ended December 31, 2014 and 2013, respectively.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

We have reviewed the FASB issued Accounting Standards Update ("ASU") accounting pronouncements and interpretations thereof that have effectiveness dates during the periods reported and in future periods. The Company has carefully considered the new pronouncements that alter previous generally accepted accounting principles and does not believe that any new or modified principles will have a material impact on the corporation's reported financial position or operations in the near term. The applicability of any standard is subject to the formal review of our financial management and certain standards are under consideration.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

We have reviewed the FASB issued Accounting Standards Update (“ASU”) accounting pronouncements and interpretations thereof that have effectiveness dates during the periods reported and in future periods. The Company has carefully considered the new pronouncements that alter previous generally accepted accounting principles and does not believe that any new or modified principles will have a material impact on the corporation’s reported financial position or operations in the near term. The applicability of any standard is subject to the formal review of our financial management and certain standards are under consideration.